Goodwill and other intangible assets - Amortization of Softwares Recognized in Income Statement (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Disclosure of detailed information about intangible assets [line items]
Cost of sales	€ 11,976	€ 11,435	[1]	€ 11,613	[1]
Research and development expenses	6,018	5,894	[1]	5,472	[1]
Selling and general expenses	9,883	9,859	[1]	10,072	[1]
Other operating expenses	1,207	548	[1]	233	[1]
Total	2,146	2,170	[1]	1,866	[1]
Amortization of computer software and other rights of an industrial or operational nature
Disclosure of detailed information about intangible assets [line items]
Cost of sales	11	21		28
Research and development expenses	3	4		22
Selling and general expenses	114	87		53
Other operating expenses	6	3		9
Total	€ 134	€ 115		€ 112

[1]	Includes the effects of first-time application of IFRS 15 on revenue recognition (see Note A.2.1.1. to the consolidated financial statements for the year ended December 31, 2018).